Segment Information - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Customer Segment	Mar. 31, 2020 USD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Number of customers | Customer	0	0	0	0	0
Total revenue	$ 38,800	$ 32,661	$ 151,533	$ 116,099	$ 107,314
North America [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 17,633	$ 13,073	$ 67,823	$ 48,614	$ 48,612